Right of use assets	12 Months Ended
Dec. 31, 2020
Rights of Use [Abstract]
Right of use assets	Right of use assets
    Changes in the Group’s right of use assets in 2020 were as follows:

	Agricultural partnerships (*)	Others	Total

At January 1, 2019
Adoption of IFRS 16	194,763	10,174	204,937
Exchange differences	1,582	(14,364)	(12,782)
Additions and re-measurements	60,770	30,296	91,066
Depreciation	(37,278)	(7,890)	(45,168)
Closing net book amount	219,837	18,216	238,053

At December 31, 2020
Opening net book amount	219,837	18,216	238,053
Exchange differences	(47,186)	(3,969)	(51,155)
Additions and re-measurements	53,149	10,467	63,616
Depreciation	(33,530)	(7,290)	(40,820)
Closing net book amount	192,270	17,424	209,694

    (*) Agricultural partnership has an average of 6 years duration.

Depreciation charges are included in “Cost of production of Biological Assets”, “Cost of production of manufactures products”, “General and administrative expenses”, “Selling expenses” and capitalized in “Property, plant and equipment” for the year ended December 31, 2020.
The total of the right-of-use assets are included under such type in the Statement of Financial Position:

	Right of use	Lease liabilities
Closing balance as of December 31, 2018	—	—
Initial recognition	204,937	(204,937)
Reclassifications from Trade and other receivables, net	—	26,794
Opening balance as of January 1, 2019	204,937	(178,143)